                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2005

Check here if Amendment [   ]; Amendment Number: __
This Amendment (Check only one.):     [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         S Squared Technology, LLC
Address:      515 Madison Avenue
              New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Seymour L. Goldblatt
Title:        Managing Member
Phone:        212-421-2155

Signature, Place, and Date of Signing:

      /s/ Seymour L. Goldblatt        New York, New York     February 13, 2006
---------------------------------
      [Signature]

S Squared Technology, LLC (SEC File No. 801-63753) and S Squared Capital II Management, LLC (SEC File No. 801-63785) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:           2
                                          --------

Form 13F Information Table Entry Total:     148
                                          ---------

Form 13F Information Table Value Total:   $955,681
                                          -----------
                                          (thousands)

List of Other  Included Managers:   S Squared Capital II Management, LLC

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC

                                    FORM 13F
Page 1 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)

           Item 1:      Item 2: Item 3:     Item 4:      Item 5:               Item 6:           Item 7:            Item 8:
       Name of Issuer   Title    CUSIP       Fair       Shares of       Investment Discretion   Managers   Voting Authority (Shares)
                          of     Number      Market     Principal    --------------------------    See     -------------------------
                        Class                Value        Amount      (a)      (b)        (c)    Instr. V       (a)      (b)     (c)
                                           (x $1,000)                Sole   Shared-As   Shared-                Sole    Shared   None
                                                                            Defined in   Other
                                                                             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
24/7 REAL MEDIA           COM   901314203      4,786     652,000 SH    X                                       652,000
@ROAD INC                 COM   04648k105      3,296     630,190 SH    X                                       630,190
ACCENTURE LTD CL A        COM   G1150G111      6,132     212,400 SH              X                  01         212,400
ACTIVISION                COM   004930202      4,479     325,966 SH    X                                       325,966
ACTUATE CORP              COM   00508B102        447     142,200 SH    X                                       142,200
ADE CORP                  COM   00089C107      2,045      85,000 SH    X                                        85,000
ADTRAN INC                COM   00738A106        841      28,300 SH    X                                        28,300
AMERICAN POWER
 CONVERSION INC           COM   029066107      1,096      49,800 SH    X                                        49,800
ANADIGICS INC             COM   032515108      3,186     531,000 SH    X                                       531,000
ANALOG DEVICES INC        COM   032654105        857      23,900 SH    X                                        23,900
ANAREN MICROWAVE          COM   032744104      2,288     146,400 SH    X                                       146,400
ANSWERTHINK INC           COM   036916104      3,060     720,100 SH    X                                       720,100
ARDENT ACQUISITION CORP   COM   03979e100        778     150,000 SH    X                                       150,000
ASE TEST LTD              COM   Y02516105      4,139     527,300 SH              X                  01         527,300
ASPEN TECHNOLOGY INC      COM   045327103      4,814     613,300 SH    X                                       613,300
ATHEROS COMMUNICATIONS
 INC                      COM   04743P108      4,953     381,000 SH    X                                       381,000
AVNET INC                 COM   053807103      3,840     160,400 SH    X                                       160,400
BEA SYS INC               COM   073325102      9,699   1,031,800 SH              X                  01       1,031,800
BISYS GROUP               COM   055472104        988      70,500 SH    X                                        70,500
BMC SOFTWARE INC          COM   055921100     36,626   1,787,500 SH              X                  01       1,787,500
BORLAND SOFTWARE          COM   099849101      8,979   1,375,000 SH              X                  01       1,375,000
BROOKS AUTOMATION INC     COM   114340102      9,172     732,000 SH              X                  01         732,000
CALIFORNIA MICRO
 DEVICES CORP             COM   130439102      3,109     477,500 SH    X                                       477,500
CALLIDUS SOFTWARE         COM   13123E500      5,344   1,272,400 SH    X                                     1,272,400
CALLWAVE INC              COM   13126N101      1,053     211,000 SH    X                                       211,000
CAMBRIDGE HEART INC       COM   131910994        649     882,336 SH    X                                       882,336
CENTRA SOFTWARE           COM   15234X103      1,804     902,000 SH    X                                       902,000
CEVA INC.                 COM   157210105      4,535     724,500 SH    X                                       724,500
CHIPMOS TECHNOLOGIES      COM   G2110R106     10,659   1,837,800 SH              X                  01       1,837,800
CIRRUS LOGIC              COM   172755100     37,497   5,613,300 SH              X                  01       5,613,300
CITRIX SYS INC            COM   177376100     27,009     940,100 SH    X                                       940,100
COGNIZANT TECHNOLOGY
 SOLUTIONS                COM   192446102      6,636     132,000 SH              X                  01         132,000
COMPUTER TASK GROUP       COM   205477102      2,867     725,700 SH              X                  01         725,700
COMPUWARE CORP            COM   205638109     14,983   1,670,300 SH              X                  01       1,670,300
COMVERSE TECHNOLOGY INC   COM   205862402      1,274      47,900 SH    X                                        47,900
CORNING INC               COM   219350105      1,339      68,100 SH    X                                        68,100
CRAY INC                  COM   225223106        628     472,200 SH    X                                       472,200
CYPRESS SEMICONDUCTOR     COM   232806109     19,421   1,362,900 SH              X                  01       1,362,900
DIAMONDCLUSTER INTL       COM   25278P106      2,496     314,300 SH              X                  01         314,300
DIGITAL RIV INC           COM   25388B104      4,428     148,900 SH    X                                       148,900

COLUMN TOTAL                                 262,232

                                    FORM 13F
Page 2 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)

           Item 1:      Item 2: Item 3:     Item 4:      Item 5:               Item 6:           Item 7:            Item 8:
       Name of Issuer   Title    CUSIP       Fair       Shares of       Investment Discretion   Managers   Voting Authority (Shares)
                          of     Number      Market     Principal    --------------------------    See     -------------------------
                        Class                Value        Amount      (a)      (b)        (c)    Instr. V       (a)      (b)     (c)
                                           (x $1,000)                Sole   Shared-As   Shared-                Sole    Shared   None
                                                                            Defined in   Other
                                                                             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
DIRECTTV GROUP INC        COM   25459L106      7,060     500,000 SH              X                  01         500,000
DOT HILL SYS              COM   25848T109      9,609   1,386,600 SH              X                  01       1,386,600
E M C CORP MASS           COM   268648102      7,249     532,200 SH              X                  01         532,200
ECHOSTAR                  COM   278762109     29,316   1,078,600 SH              X                  01       1,078,600
EFJ INC                   COM   26843B101      1,675     165,000 SH    X                                       165,000
ELECTRONIC ARTS           COM   285512109     13,742     262,700 SH    X                                       262,700
ELOYALTY CORP             COM   290151307      7,214     701,100 SH              X                  01         701,100
EMBARCADERO TECH INC      COM   290787100      5,211     715,800 SH    X                                       715,800
EMDEON CORP               COM   290849108        563      66,500 SH    X                                        66,500
EMS TECH INC              COM   26873n108      3,306     186,800 SH    X                                       186,800
ENERGY CONVERSION
 DEVICES                  COM   292659109      7,804     191,500 SH              X                  01         191,500
ENREV CORP PRIV PL
 SERIES A                 COM                      0      86,226 SH              X                  01          86,226
ENTERASYS NETWORKS
 INC                      COM   293637401      7,040     530,087 SH              X                  01         530,087
EPICOR SOFTWARE CORP      COM   29426L108        920      65,100 SH    X                                        65,100
FILENET CORP              COM   316869106     28,365   1,097,300 SH              X                  01       1,097,300
FSI INTL                  COM   302633102      3,338     725,644 SH    X                                       725,644
GAMESTOP CORP             COM   36466R101      3,182     100,000 SH    X                                       100,000
GATEWAY INC               COM   367626108      4,203   1,674,600 SH              X                  01       1,674,600
GOREMOTE INTERNET
 COMMUNICATIO             COM   382859106      2,713   1,634,200 SH    X                                     1,634,200
HARRIS INTERRACTIVE       COM   414549105      7,509   1,742,200 SH              X                  01       1,742,200
HEALTHSOUTH               COM   421924101        925     188,800 SH    X                                       188,800
HIFN INC                  COM   428358105      2,132     380,000 SH    X                                       380,000
HYPERION SOLUTIONS
 CORP                     COM   44914M104     17,265     482,000 SH              X                  01         482,000
IDT CORP CLASS B
 STOCK                    COM   448947101        829      71,700 SH    X                                        71,700
IDT CORPORATION           COM   448947309      5,113     437,000 SH              X                  01         437,000
INDUS INTL INC            COM   45578L100      9,540   3,038,200 SH              X                  01       3,038,200
INFINEON TECH AG
 SPNSRD                   ADR   45662N103      3,720     408,800 SH              X                  01         408,800
INFOCROSSING              COM   45664X109      6,902     801,600 SH    X                                       801,600
INFORMATICA CORP          COM   45666Q102     17,641   1,470,100 SH              X                  01       1,470,100
INGRAM MICRO INC          COM   457153104      3,498     175,500 SH    X                                       175,500
INPUT OUTPUT INC          COM   457652105      3,763     535,300 SH              X                  01         535,300
INTEGRATED SILIC
 SOLTN                    COM   45812P107      6,550   1,017,100 SH              X                  01       1,017,100
INTERACTIVE
 INTELLIGENCE INC         COM   45839M103      7,188   1,409,400 SH              X                  01       1,409,400
INTERLAND INC             COM   458727203        874     197,300 SH    X                                       197,300
INTERNAP NETWORK          COM   45885A102      1,268   2,949,900 SH    X                                     2,949,900
INTERNET SECURITY
 SYSTEMS                  COM   46060X107     11,036     526,800 SH              X                  01         526,800
INTERSECTIONS INC         COM   460981301      1,791     191,800 SH    X                                       191,800
INTERWOVEN INC            COM   46114t508      3,978     469,700 SH    X                                       469,700
ITHAKA ACQUISITION
 CORP                     COM   465707206      1,927     325,000 SH    X                                       325,000
JUNIPER NETWORKS          COM   48203R104     11,161     500,500 SH              X                  01         500,500

COLUMN TOTAL                                 267,120

                                    FORM 13F
Page 3 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)

           Item 1:      Item 2: Item 3:     Item 4:      Item 5:               Item 6:           Item 7:            Item 8:
       Name of Issuer   Title    CUSIP       Fair       Shares of       Investment Discretion   Managers   Voting Authority (Shares)
                          of     Number      Market     Principal    --------------------------    See     -------------------------
                        Class                Value        Amount      (a)      (b)        (c)    Instr. V       (a)      (b)     (c)
                                           (x $1,000)                Sole   Shared-As   Shared-                Sole    Shared   None
                                                                            Defined in   Other
                                                                             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
KBL HEALTHCARE
 ACQUISITION COR          COM   48241R207      1,575     250,000 SH    X                                       250,000
KEMET CORP                COM   488360108      8,428   1,192,100 SH              X                  01       1,192,100
KEYNOTE SYS INC           COM   493308100      3,547     276,000 SH    X                                       276,000
LEADIS TECHNOLOGY
 INC                      COM   52171N103      3,852     748,000 SH    X                                       748,000
LIBERTY MEDIA INTL
 INC SERIES A             COM   530555101      3,825     170,000 SH              X                  01         170,000
LOOKSMART LTD             COM   543442503      7,310   1,944,240 SH    X                                     1,944,240
MANUGISTICS GROUP
 INC                      COM   565011103      4,928   2,816,100 SH              X                  01       2,816,100
MATRIXONE INC             COM   57685P304      2,589     518,900 SH    X                                       518,900
MERCURY INTERACTIVE
 CP                       COM   589405109      5,930     213,400 SH    X                                       213,400
METASOLV INC              COM   59139p104      2,449     844,600 SH    X                                       844,600
MICROMUSE INC             COM   595094103     22,509   2,275,900 SH              X                  01       2,275,900
MOTIVE INC                COM   61980V107      7,100   2,297,700 SH    X                                     2,297,700
MRO SOFTWARE              COM   55347W105        421      30,000 SH    X                                        30,000
MSC.SOFTWARE INC          COM   553531104      4,944     290,800 SH    X                                       290,800
NAM TAI ELECTRONICS
 INC                      COM   629865205     12,085     537,100 SH              X                  01         537,100
NETIQ CORP                COM   64115P102     28,057   2,282,900 SH              X                  01       2,282,900
NUANCE COMMUNICATIONS     COM   67020Y100      8,865   1,161,900 SH              X                  01       1,161,900
OPNET TECHNOLOGIES        COM   683757108      6,507     708,100 SH    X                                       708,100
PATNI COMPUTER SYSTEMS    ADR   703248203      1,143      49,300 SH              X                  01          49,300
PEGASYSTEMS INC           COM   705573103      4,069     556,600 SH    X                                       556,600
PEMSTAR INC               COM   706552106        880     594,500 SH    X                                       594,500
PEOPLESUPPORT INC         COM   712714302      4,149     488,700 SH    X                                       488,700
PHOENIX TECHNOLOGIES
 LTD                      COM   719153108      5,409     864,100 SH    X                                       864,100
PLANAR SYSTEMS INC        COM   726900103      3,324     397,100 SH    X                                       397,100
POWERDSINE LTD            COM   M41415106      3,601     524,100 SH    X                                       524,100
QLOGIC CORP               COM   747277101     20,923     643,600 SH              X                  01         643,600
QLT INC                   COM   746927102      5,644     887,500 SH              X                  01         887,500
RADVISION INC             COM   M81869105      2,666     160,800 SH    X                                       160,800
REAL NETWORKS INC         COM   75605L104      2,356     303,600 SH              X                  01         303,600
REDBACK NETWORKS INC      COM   757209507      1,840     130,900 SH    X                                       130,900
RIVERSTONE NETWORKS       COM   769320102      4,651   8,160,250 SH              X                  01       8,160,250
ROGERS CORP               COM   775133101     10,872     277,500 SH              X                  01         277,500
S1 CORPORATION            COM   78463B101     10,288   2,365,028 SH              X                  01       2,365,028
SAPIENT CORP              COM   803062108      4,182     735,000 SH    X                                       735,000
SCOPUS VIDEO NETWORKS     COM   M8260H106      1,680     280,000 SH    X                                       280,000
SECURE COMP               COM   813705100      2,023     165,000 SH    X                                       165,000
SEMICONDUCTOR
 MANUFACTURING IN         ADR   81663N206      6,554     969,600 SH              X                  01         969,600
SEMITOOL INC              COM   816909105      3,326     305,700 SH    X                                       305,700

COLUMN TOTAL                                 234,501

                                    FORM 13F
Page 4 of 4  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)

           Item 1:      Item 2: Item 3:     Item 4:      Item 5:               Item 6:           Item 7:            Item 8:
       Name of Issuer   Title    CUSIP       Fair       Shares of       Investment Discretion   Managers   Voting Authority (Shares)
                          of     Number      Market     Principal    --------------------------    See     -------------------------
                        Class                Value        Amount      (a)      (b)        (c)    Instr. V       (a)      (b)     (c)
                                           (x $1,000)                Sole   Shared-As   Shared-                Sole    Shared   None
                                                                            Defined in   Other
                                                                             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
SILICON IMAGE INC         COM   82705T102      7,923     873,500 SH              X                  01         873,500
SILICON MOTION
 TECHNOLOGY               ADR   82706C108      8,077     673,100 SH              X                  01         673,100
SIRENZA MICRODEVICES
 INC                      COM   82966t106      4,236     918,800 SH    X                                       918,800
SKYWORKS SOLUTIONS        COM   83088M102      5,048     991,700 SH              X                  01         991,700
SONIC SOLUTIONS           COM   835460106     11,216     742,800 SH    X                                       742,800
STATS CHIPPAC, LTD        ADR   85771t104     10,306   1,515,600 SH              X                  01       1,515,600
SUNTECH POWER HOLDINGS    ADR   86800C104     28,468   1,044,700 SH              X                  01       1,044,700
SYMANTEC CORP             COM   871503108     15,501     885,800 SH              X                  01         885,800
TAKE TWO INTERACTIVE
 SOFTWARE                 COM   874054109      5,841     330,000 SH              X                  01         330,000
TECH DATA CORP            COM   878237106      9,716     245,300 SH              X                  01         245,300
TELECOMMUNICATIONS
 SYS CL A                 COM   87929J103      2,712   1,232,600 SH    X                                     1,232,600
TERADYNE INC              COM   880770102      4,525     310,600 SH    X                                       310,600
TERAYON COMMUNICATIONS
 SYSTEMS                  COM   807751011      2,307     998,500 SH    X                                       998,500
THQ INC                   COM   872443403     11,529     483,400 SH              X                  01         483,400
TTI TEAM TELECOM LTD      COM   M88258104      2,909     909,091 SH    X                                       909,091
ULTRATECH INC             COM   904034105      3,366     205,000 SH    X                                       205,000
UNICA CORP                COM   904583101      1,511     125,400 SH    X                                       125,400
UNISYS CORP               COM   909214108      3,400     583,200 SH              X                  01         583,200
UNITED MICROELECTRONICS   ADR   910873207        979     313,672 SH    X                                       313,672
VANTAGEMED CORPORATION
 (restri                  COM   92208W106        726   1,612,904 SH    X                                     1,612,904
VEECO INSTRS INC DEL      COM   922417100      3,206     185,000 SH    X                                       185,000
VISHAY INTERTECHNOLOGY    COM   928298108        889      64,600 SH    X                                        64,600
VITRIA TECHNOLOGY         COM   92849Q104      2,737   1,029,025 SH    X                                     1,029,025
WEBSENSE INC              COM   947684106     21,123     321,800 SH              X                  01         321,800
ZARLINK SEMICONDUCTOR
 INC                      COM   989139100      3,321   1,619,900 SH    X                                     1,619,900
ZHONE TECHNOLOGIES INC    COM   98950P108     16,500   7,782,974 SH              X                  01       7,782,974
ACUSPHERE INC
 CONVERTIBLE PREF         PFD   00511R862      3,500      70,000 SH    X                                        70,000
ELOYALTY CORP
 SERIES B CONV            PFD   290151984        231      22,475 SH    X                                        22,475

COLUMN TOTAL                                 191,803

                                    FORM 13F
Page 5 of 5  NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC  (SEC USE ONLY)

      S SQUARED         Item 2: Item 3:     Item 4:      Item 5:               Item 6:           Item 7:            Item 8:
   TECHNOLOGY, LLC      Title    CUSIP       Fair       Shares of       Investment Discretion   Managers   Voting Authority (Shares)
  ADDITIONS TO 13F        of     Number      Market     Principal    --------------------------    See     -------------------------
                        Class                Value        Amount      (a)      (b)        (c)    Instr. V       (a)      (b)     (c)
                                           (x $1,000)                Sole   Shared-As   Shared-                Sole    Shared   None
                                                                            Defined in   Other
                                                                             Instr. V
------------------------------------------------------------------------------------------------------------------------------------
TAIWAN SEMICONDUCTOR      ADR   874039100         25       2,549 SH    X                                       2,549
RAINMAKER SYSTEMS         COM   750875106          0          20 SH    X                                          20

COLUMN TOTAL                                      25

GRAND TOTAL                                  955,681